Provision for Income Taxes (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Current:
State						$ 127	$ 270
Federal						3
Foreign						4,504	7,327
Total current						4,634	7,597
Deferred:
State						(2,043)	(2,880)
Federal						(17,850)	(7,497)
Foreign						(4,222)	900
Total deferred						(24,115)	(9,477)
Income tax expense (benefit)		$ 6,178	$ 3,309	$ 6,753	$ 6,212	$ (19,481)	$ (1,880)
Predecessor
Current:
State	$ (395)							$ 453
Federal								64
Foreign	375							2,437
Total current	(20)							2,954
Deferred:
State	(1,535)							173
Federal	(13,818)							1,707
Foreign	(248)							(639)
Total deferred	(15,601)							1,241
Income tax expense (benefit)	$ (15,621)							$ 4,195